Note 19 - Segmented Information	12 Months Ended
Jan. 31, 2013
Segment Reporting Disclosure [Text Block]
Note 19 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one business segment providing logistics technology solutions. The following tables provide our segmented revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
United States	60,420	48,602	44,903
Canada	14,212	15,051	12,960
Americas, excluding Canada and United States	1,052	1,196	958
Belgium	15,668	19,319	17,705
EMEA, excluding Belgium	29,286	24,515	19,149
Asia Pacific	6,245	5,307	3,500
	126,883	113,990	99,175

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
Services	116,822	105,645	93,684
Licenses	10,061	8,345	5,491
	126,883	113,990	99,175

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, including revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides our segmented information by geographic area of operation for our long-lived assets. Long-lived assets represent capital assets, goodwill and intangibles that are attributed to individual geographic segments.

	January 31,	January 31,
	2013	2012
Total long-lived assets
United States	72,510	43,312
Canada	24,249	24,926
Belgium	32,840	36,581
EMEA, excluding Belgium	40,227	19,148
Asia Pacific	4	6
	169,830	123,973